ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2021
ACQUISITIONS [Abstract]
Allocation of Purchase Price
The allocation of the purchase price as of the date of acquisition is summarized as follows:

$_

Cash and cash equivalent	42,294
Others	5,219
Total assets acquired	47,513

Income tax payable	(25,682)
Others	(1,976)
Total liabilities assumed	(27,658)
Net assets acquired	19,855

Fulfilled by:
Share consideration(1)	252,960
Cash consideration	29,679
Goodwill	262,784

(1)	Measured based on the fair value of the Company's ordinary shares on the date of acquisition.